                          THE PARKSTONE GROUP OF FUNDS

                     Supplement Dated December 28, 1999 to
        the Statement of Additional Information Dated September 17, 1999

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

- EFFECTIVE JANUARY 1, 2000, SEI INVESTMENTS MUTUAL FUNDS SERVICES WILL ASSUME THE ROLE AS THE GROUP'S ADMINISTRATOR. THE SECTION ENTITLED, "ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS," PAGE 6, IS AMENDED BY DELETION OF THE FIRST PARAGRAPH TO ADD THE FOLLOWING INFORMATION:

  "Like any investment program, an investment in a Fund entails certain risks. The Funds will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase, reverse repurchase or dollar roll agreements with the Investment Adviser, SEI Investments Mutual Funds Services, SEI or their affiliates, and will not give preference to the correspondents of their bank affiliates with respect to such transactions, securities, savings deposits, repurchase agreements, reverse repurchase agreements and dollar roll agreements."

- THE SECTION ENTITLED, "MANAGEMENT OF THE GROUP," PAGE 34, IS AMENDED AS
  FOLLOWS:

     - The first sentence in the sixth paragraph is deleted and the following is added:

       "Each Trustee who is not an affiliated person of SEI Investments Mutual Funds Services or National City Corporation, the ultimate parent of National City Bank, receives an annual fee of $15,000 plus $3,000 for each Board meeting attended and reimbursement of expenses incurred in attending meetings for services as a Trustee to the Fund Complex."

     - The seventh paragraph is deleted and the following is added:

       The officers of the Group, their addresses, and principal occupations during the past five years are as follows:

                                      POSITION(S) HELD             PRINCIPAL OCCUPATION
               NAME                    WITH THE GROUP               DURING PAST 5 YEARS
               ----                  -------------------    -----------------------------------
Herbert R. Martens, Jr.              President              Executive Vice President, National
c/o NatCity Investments                                     City Corporation (bank holding
1965 East Sixth Street                                      company), since July 1997;
Cleveland, OH 44114                                         Chairman, President and Chief
                                                            Executive Officer, NatCity
                                                            Investments, Inc. (investment
                                                            banking), since July 1995;
                                                            President and Chief Executive
                                                            Officer, Raffensperger, Hughes &
                                                            Co., (broker-dealer), from 1993
                                                            until 1995; President, Reserve
                                                            Capital Group, from 1990 until
                                                            1993; President, since July 1997
                                                            and Trustee, since November 1997 of
                                                            Armada Funds.
W. Bruce McConnel, III               Secretary              Partner, Drinker Biddle & Reath
One Logan Square                                            LLP, Philadelphia (law firm).
18th and Cherry Streets
Philadelphia, PA 19103-6996

                                      POSITION(S) HELD             PRINCIPAL OCCUPATION
               NAME                    WITH THE GROUP               DURING PAST 5 YEARS
               ----                  -------------------    -----------------------------------
John Leven                           Treasurer              Director of Funds Accounting of SEI
One Freedom Valley Drive                                    Investments Mutual Funds Services
Oaks, PA 19456                                              since March 1999; Division
                                                            Controller, First Data Corp. from
                                                            February 1998 to March 1999;
                                                            Corporate Controller, FPS Services,
                                                            a mutual funds servicing company,
                                                            from February 1993 to February
                                                            1998; Treasurer, FPS Broker
                                                            Services, Inc. from March 1993 to
                                                            December 1998.
Edward T. Searle                     Assistant Treasurer    Vice President and Assistant
One Freedom Valley Drive                                    Secretary of SEI Investments Mutual
Oaks, PA 19456                                              Funds Services and SEI Investments
                                                            Distribution Co. since August 1999;
                                                            Associate, Drinker Biddle & Reath
                                                            LLP (law firm) from June 1998 to
                                                            August 1999; Associate, Ballard
                                                            Spahr Andrews & Ingersoll LLP (law
                                                            firm) from September 1995 to June
                                                            1998; Student, Temple University
                                                            School of Law, from 1992 to 1995.

     - The eighth paragraph is deleted and the following is added:

       "The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. As Administrator, SEI Investments Mutual Funds Services receives fees from the Group. As Distributor, SEI may retain all or a portion of any sales charge on the shares sold and may receive fees under the Distribution and Shareholder Service Plans described below. Mr. Leven, Treasurer of the Group, and Mr. Searle, the Assistant Treasurer of the Group, are employees of SEI Investments Mutual Funds Services."

- THE SECTION ENTITLED, "ADMINISTRATOR AND SUB-ADMINISTRATOR," PAGE 42, IS AMENDED AS FOLLOWS:

     - The first paragraph is deleted and the following is added:

       "SEI Investments Mutual Funds Services (the "Administrator"), serves as administrator to the Group pursuant to the Administration Agreement dated January 1, 2000 (the "Administration Agreement"). The Administrator, a Delaware business trust, has its principal business offices at One
       Freedom Valley Drive, Oaks, Pennsylvania, 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interests in the Administrator. SEI Investments and its affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds:
       The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha
       Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Parkstone
       Advantage Fund, Bishop Street Funds, Boston 1784 Funds(R), CNI Charter Funds, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index
       Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP
       Funds and UAM Funds, Inc. II. The Administrator assists in supervising all operations of each Fund (other than those performed by the Investment Adviser under the Investment Advisory Agreement, by National City Bank and Union Bank of California (the "Custodi-
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ans") under the Custody Agreements and by BISYS Fund Services Ohio, Inc. ("BISYS
Ohio") under the Fund Accounting Agreement. The Administrator is a broker-dealer registered with the SEC, and is a member of the National Association of
      Securities Dealers, Inc."

     - The second and third sentences in the third paragraph are deleted and the following is added:

       "National City Bank serves as Sub-Administrator to the Group pursuant to a Sub-Administration Agreement dated January 1, 2000, and receives a fee from the Administrator for its services. Under the Sub-Administration Agreement, National City Bank will assist the Administrator by providing, upon the request of the Administrator, services which are incidental to, but not included among, IMC's duties as Investment Adviser to the Group."

     - The fourth paragraph is deleted and the following is added:

       "The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, calculated and paid periodically, equal to the lesser of (a) the fee calculated at the annual rate of 0.10% of that Fund's average daily net assets, or (b) such other fee as may from time to time be agreed upon in writing by the Group and the Administrator. As Sub-Administrator, National City Bank is entitled to receive a fee from the Administrator of not more than 0.02% of each Fund's average daily net assets. The Administrator may voluntarily reduce all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends."

     - The fifth paragraph is deleted and the following is added:

       "For the fiscal year ended May 31, 1999, the fiscal period ended May 31, 1998 and the fiscal year ended June 30, 1997, BISYS Ohio, the former administrator, collected and voluntarily reduced the amounts indicated below which were payable to it with respect to its administrative services to the indicated Funds:"

     - The first sentence in the sixth paragraph is deleted and the following is added:

       "The Administration and Sub-Administration Agreements are expected to be terminated upon the reorganization of the Group's Funds into the Armada Funds."

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PAR-B-010-01000  (12/99)